CONSOLIDATION OF VARIABLE INTEREST ENTITIES (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Variable Interest Entity [Line Items]
Assets	$ 304,301,937	$ 59,094,847	$ 1,840,218
Liabilities	138,212,190	30,945,150	1,073,325
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Assets	62,831,856	30,073,972	400
Liabilities	56,775,736	27,116,762	0
Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Assets	824,375	987,964	596,567
Liabilities	$ 191,632	$ 358,586	$ 2,218